Average Annual Total Returns - FidelitySeriesHighIncomeFund-PRO - FidelitySeriesHighIncomeFund-PRO - Fidelity Series High Income Fund	Jun. 29, 2024
Fidelity Series High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.20%
Past 5 years	5.04%
Past 10 years	4.25%
Fidelity Series High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.36%
Past 5 years	2.50%
Past 10 years	1.58%
Fidelity Series High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.54%
Past 5 years	2.77%
Past 10 years	2.05%
ML038
Average Annual Return:
Past 1 year	13.47%
Past 5 years	5.19%
Past 10 years	4.51%